Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Note 10 – Leases

A.	The components of operating lease cost for the year ended December 31, 2019 were as follows:

		Year ended December 31
		2019
		US$ thousands
	Operating lease cost	1,494
	Variable lease payments not included in the lease liability	2
	Short-term lease cost	287
	Total operating lease cost	1,783

B.	Supplemental cash flow information related to operating leases was as follows:

		Year ended December 31
		2019
		US$ thousands
	Cash paid for amounts included in the measurement of lease liabilities:
	Operating cash flows from operating leases	1,541
	Right-of-use assets obtained in exchange for lease obligations (non-cash):
	Operating leases	1,524

C.	Supplemental balance sheet information related to operating leases was as follows:

		December 31, 2019
		US$ thousands
	Operating leases:
	Operating leases right-of-use	3,783

	Current operating lease liabilities	1,090
	Non-current operating lease liabilities	2,693
	Total operating lease liabilities	3,783

		December 31, 2019
		US$ thousands
	Weighted average remaining lease term
	Operating leases	4.8 years
	Weighted average discount rate
	Operating leases	3.3%

D.	Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

		December 31, 2019
		US$ thousands

	2020	1,209
	2021	831
	2022	641
	2023	576
	After 2024	709
	Total operating lease payments	3,966
	Less: imputed interest	(183)
	Present value of lease liabilities	3,783

E.	Future minimum lease payments under non-cancellable leases as of December 31, 2018, under ASC 840, Leases were as follows:

		December 31, 2018
		US$ thousands

	2019	1,394
	2020	643
	2021	449
	2022	363
	2023	363
	After 2024	643
	Total operating lease payments	3,855